Note 11 - Accrued Liabilities (Tables)	12 Months Ended
Jan. 31, 2021
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	January 31,	January 31,
	2021	2020
Accrued compensation and benefits	24,643	20,613
Accrued professional fees	1,188	1,010
Other accrued liabilities	13,048	13,253
	38,879	34,876